Interest rate benchmark reform	12 Months Ended
Dec. 31, 2023
Interest Rate Benchmark Reform [Abstract]
DisclosureOfFinancialInstrumentsExplanatory

16	Financial investments

Carrying amount of financial investments
	2023	2022¹
	$m	$m
Financial investments measured at fair value through other comprehensive income	294,437	255,660
– treasury and other eligible bills	102,438	86,749
– debt securities	190,119	167,107
– equity securities	1,447	1,696
– other instruments	433	108
Debt instruments measured at amortised cost	148,326	109,066
– treasury and other eligible bills	30,733	34,507
– debt securities	117,593	74,559
At 31 Dec	442,763	364,726
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data.

Equity instruments measured at fair value through other comprehensive income
	Fair value	Dividends recognised
Type of equity instruments	$m	$m
Investments required by central institutions	609	27
Business facilitation	793	35
Others	45	2
At 31 Dec 2023	1,447	64

Investments required by central institutions	690	24
Business facilitation	954	28
Others	52	2
At 31 Dec 2022	1,696	54

Weighted average yields of investment debt securities
Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years
	Yield	Yield	Yield	Yield
	%	%	%	%
Debt securities measured at fair value through other comprehensive income
US Treasury	2.1	2.0	2.0	2.4
US Government agencies	3.6	3.1	3.3	3.0
US Government-sponsored agencies	1.0	2.6	2.1	1.8
UK Government	0.2	2.8	0.8	2.5
Hong Kong Government	1.0	1.4	1.6	—
Other governments	3.2	3.5	3.3	2.9
Asset-backed securities	1.4	6.6	4.8	5.3
Corporate debt and other securities	5.5	3.1	3.1	2.4

Debt securities measured at amortised cost
US Treasury	8.9	3.7	3.7	2.1
US Government agencies	7.9	7.8	5.8	4.5
US Government-sponsored agencies	2.3	3.7	3.4	2.9
UK Government	—	—	0.9	4.5
Hong Kong Government	—	2.6	—	—
Other governments	2.7	3.5	5.3	—
Asset-backed securities	4.7	—	7.7	—
Corporate debt and other securities	2.6	2.6	3.5	5.2
The maturity distributions of ABSs are presented in the above table on the basis of contractual maturity dates. The weighted average yield for each range of maturities is calculated by dividing the annualised interest income for the year ended 31 December 2023 by the book amount of debt securities at that date. The yields do not include the effect of related derivatives.
HSBC Holdings

HSBC Holdings carrying amount of financial investments
	2023	2022
	$m	$m
Debt instruments measured at amortised cost
– treasury and other eligible bills	15,629	12,796
– debt securities	3,929	6,670
At 31 Dec	19,558	19,466

Weighted average yields of investment debt securities
Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years
	Yield	Yield	Yield	Yield
	%	%	%	%
Debt securities measured at amortised cost
US Treasury	3.2	4.3	—	—
The weighted average yield for each range of maturities is calculated by dividing the annualised interest income for the year ended
31 December 2023 by the book amount of debt securities at that date. The yields do not include the effect of related derivatives.

25	Financial liabilities designated at fair value

HSBC
	2023	2022¹
	$m	$m
Deposits by banks and customer accounts[2]	21,043	19,171
Liabilities to customers under investment contracts	5,103	5,374
Debt securities in issue (Note 26)	103,803	93,140
Subordinated liabilities (Note 29)	11,477	9,636
At 31 Dec	141,426	127,321
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data.
2Structured deposits placed at HSBC Bank USA are insured by the Federal Deposit Insurance Corporation, a US government agency, up to $250,000 per depositor.
The carrying amount of financial liabilities designated at fair value was $4,421m less than the contractual amount at maturity (2022: $8,124m less). The cumulative amount of change in fair value attributable to changes in credit risk was a loss of $1,286m (2022: profit of $234m).

HSBC Holdings
	2023	2022
	$m	$m
Debt securities in issue (Note 26)	35,189	25,423
Subordinated liabilities (Note 29)	8,449	6,700
At 31 Dec	43,638	32,123
The carrying amount of financial liabilities designated at fair value was $246m less than the contractual amount at maturity (2022: $2,405m less).
The cumulative amount of change in fair value attributable to changes in credit risk was a loss of $682m (2022: $516m).

30	Maturity analysis of assets, liabilities and off-balance sheet commitments
The table on page 435 provides an analysis of consolidated total assets, liabilities and off-balance sheet commitments by residual contractual maturity at the balance sheet date. These balances are included in the maturity analysis as follows:
–Trading assets and liabilities (including trading derivatives but excluding reverse repos, repos and debt securities in issue) are included in the
‘Due not more than 1 month’ time bucket because trading balances are typically held for short periods of time.
–Financial assets and liabilities with no contractual maturity (such as equity securities) are included in the ‘Due over 5 years’ time bucket.
Undated or perpetual instruments are classified based on the contractual notice period, which the counterparty of the instrument is entitled to give. Where there is no contractual notice period, undated or perpetual contracts are included in the ‘Due over 5 years’ time bucket.
–Non-financial assets and liabilities with no contractual maturity are included in the ‘Due over 5 years’ time bucket.
–Financial instruments included within assets and liabilities of disposal groups held for sale are classified on the basis of the contractual maturity of the underlying instruments and not on the basis of the disposal transaction.
–Liabilities under insurance contracts included in ‘other financial liabilities’ are irrespective of contractual maturity included in the ‘Due over 5 years’ time bucket in the maturity table provided below. An analysis of the present value of expected future cash flows of insurance contract liabilities and contractual service margin is provided on page 438. Liabilities under investment contracts are classified in accordance with their contractual maturity. Undated investment contracts are included in the ‘Due over 5 years’ time bucket, although such contracts are subject to surrender and transfer options by the policyholders.
–Loan and other credit-related commitments are classified on the basis of the earliest date they can be drawn down.
HSBC

Maturity analysis of assets, liabilities and off-balance sheet commitments
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	285,868	—	—	—	—	—	—	—	285,868
Items in the course of collection from other banks	6,342	—	—	—	—	—	—	—	6,342
Hong Kong Government certificates of indebtedness	42,024	—	—	—	—	—	—	—	42,024
Trading assets	284,865	2,010	637	363	555	165	564	—	289,159
Financial assets designated or otherwise mandatorily measured at fair value	5,530	697	821	753	581	4,839	11,917	85,505	110,643
Derivatives	227,343	138	134	71	35	383	570	1,040	229,714
Loans and advances to banks	76,524	18,662	6,487	2,689	3,281	2,756	2,328	175	112,902
Loans and advances to customers	142,803	66,425	52,218	40,135	36,323	94,206	175,381	331,044	938,535
– personal	44,105	9,558	6,960	6,422	6,127	19,606	54,365	297,512	444,655
– corporate and commercial	83,281	50,268	38,250	24,685	24,566	61,612	106,598	30,592	419,852
– financial	15,417	6,599	7,008	9,028	5,630	12,988	14,418	2,940	74,028
Reverse repurchase agreements – non-trading	164,826	43,893	23,840	6,708	5,126	6,113	1,711	—	252,217
Financial investments	48,969	69,816	44,493	16,348	18,603	46,124	106,117	92,293	442,763
Assets held for sale[2]	39,882	2,929	7,041	4,176	3,261	17,085	33,015	7,943	115,332
Accrued income and other financial assets	108,138	6,574	4,404	550	698	220	764	1,513	122,861
Financial assets at 31 Dec 2023	1,433,114	211,144	140,075	71,793	68,463	171,891	332,367	519,513	2,948,360
Non-financial assets	—	—	—	—	—	—	—	90,317	90,317
Total assets at 31 Dec 2023	1,433,114	211,144	140,075	71,793	68,463	171,891	332,367	609,830	3,038,677
Off-balance sheet commitments received
Loan and other credit-related commitments	39,836	—	—	—	—	—	—	—	39,836
Financial liabilities
Hong Kong currency notes in circulation	42,024	—	—	—	—	—	—	—	42,024
Deposits by banks	52,747	2,758	2,324	381	94	1,458	13,064	337	73,163
Customer accounts	1,343,858	138,117	78,611	20,832	17,724	7,785	4,616	104	1,611,647
– personal	621,112	84,909	61,286	14,794	12,465	5,507	2,742	2	802,817
– corporate and commercial	545,207	43,562	14,525	4,605	3,393	2,165	1,527	92	615,076
– financial	177,539	9,646	2,800	1,433	1,866	113	347	10	193,754
Repurchase agreements – non-trading	158,882	10,311	1,759	300	847	1	—	—	172,100
Items in the course of transmission to other banks	7,295	—	—	—	—	—	—	—	7,295
Trading liabilities	66,548	6,302	300	—	—	—	—	—	73,150
Financial liabilities designated at fair value	22,080	8,366	7,823	7,197	6,239	16,679	39,497	33,545	141,426
– debt securities in issue: covered bonds	—	—	—	—	—	—	—	—	—
– debt securities in issue: unsecured	10,383	2,760	5,748	6,225	5,390	14,090	34,757	23,898	103,251
– subordinated liabilities and preferred securities	—	1,995	—	—	—	1,471	3,429	4,581	11,476
– other	11,697	3,611	2,075	972	849	1,118	1,311	5,066	26,699
Derivatives	233,134	113	25	9	47	73	1,223	148	234,772
Debt securities in issue	6,891	6,664	10,816	6,896	6,427	6,317	27,452	22,454	93,917
– covered bonds	—	—	—	—	—	—	1,273	—	1,273
– otherwise secured	447	44	62	58	55	188	861	1,679	3,394
– unsecured	6,444	6,620	10,754	6,838	6,372	6,129	25,318	20,775	89,250
Liabilities of disposal groups held for sale[3]	69,868	5,231	5,479	6,728	6,541	4,730	7,918	1,511	108,006
Accruals and other financial liabilities	104,264	11,827	6,007	1,205	1,414	1,053	1,491	2,137	129,398
Subordinated liabilities	—	13	—	—	—	1,790	897	22,254	24,954
Total financial liabilities at 31 Dec 2023	2,107,591	189,702	113,144	43,548	39,333	39,886	96,158	82,490	2,711,852
Non-financial liabilities	—	—	—	—	—	—	—	134,215	134,215
Total liabilities at 31 Dec 2023	2,107,591	189,702	113,144	43,548	39,333	39,886	96,158	216,705	2,846,067
Off-balance sheet commitments given
Loan and other credit-related commitments	895,140	95	126	72	171	439	807	300	897,150
– personal	256,272	21	30	46	107	279	745	192	257,692
– corporate and commercial	472,507	74	26	26	64	160	62	108	473,027
– financial	166,361	—	70	—	—	—	—	—	166,431

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	327,002	—	—	—	—	—	—	—	327,002
Items in the course of collection from other banks	7,297	—	—	—	—	—	—	—	7,297
Hong Kong Government certificates of indebtedness	43,787	—	—	—	—	—	—	—	43,787
Trading assets	213,234	1,333	1,343	338	425	808	222	390	218,093
Financial assets designated at fair value	3,282	718	1,369	1,178	479	1,967	13,353	77,755	100,101
Derivatives	281,724	132	29	21	65	261	1,052	875	284,159
Loans and advances to banks	72,240	13,965	8,323	860	2,328	3,058	3,569	132	104,475
Loans and advances to customers	139,934	75,486	58,951	35,633	33,730	99,933	173,076	306,818	923,561
– personal	41,834	9,141	6,659	5,745	5,773	18,326	51,050	273,487	412,015
– corporate and commercial	84,955	60,067	45,695	24,430	22,629	68,473	108,418	30,231	444,898
– financial	13,145	6,278	6,597	5,458	5,328	13,134	13,608	3,100	66,648
Reverse repurchase agreements – non-trading	171,173	51,736	16,164	5,840	2,776	3,999	2,066	—	253,754
Financial investments	46,493	79,309	30,722	11,798	13,067	40,710	67,951	74,676	364,726
Assets held for sale[2]	33,781	3,755	3,452	3,044	3,263	15,369	40,017	14,697	117,378
Accrued income and other financial assets	99,113	6,042	3,766	620	703	543	302	1,295	112,384
Financial assets at 31 Dec 2022	1,439,060	232,476	124,119	59,332	56,836	166,648	301,608	476,638	2,856,717
Non-financial assets	—	—	—	—	—	—	—	92,569	92,569
Total assets at 31 Dec 2022	1,439,060	232,476	124,119	59,332	56,836	166,648	301,608	569,207	2,949,286
Off-balance sheet commitments received
Loan and other credit-related commitments	27,340	—	—	—	—	—	—	—	27,340
Financial liabilities
Hong Kong currency notes in circulation	43,787	—	—	—	—	—	—	—	43,787
Deposits by banks	46,994	359	3,510	205	136	1,455	13,737	326	66,722
Customer accounts	1,388,297	93,108	47,712	14,244	17,295	4,719	4,607	321	1,570,303
– personal	657,413	55,252	35,430	10,431	12,374	2,835	2,351	2	776,088
– corporate and commercial	555,539	31,624	10,385	3,080	3,824	1,667	2,146	274	608,539
– financial	175,345	6,232	1,897	733	1,097	217	110	45	185,676
Repurchase agreements – non-trading	121,193	3,804	685	170	645	1,250	—	—	127,747
Items in the course of transmission to other banks	7,864	—	—	—	—	—	—	—	7,864
Trading liabilities	66,027	5,668	281	113	113	116	35	—	72,353
Financial liabilities designated at fair value	16,430	7,398	6,562	4,308	5,325	19,287	34,886	33,125	127,321
– debt securities in issue: covered bonds	—	—	—	—	—	—	—	—	—
– debt securities in issue: unsecured	7,056	3,620	4,793	3,157	4,288	16,234	29,941	23,510	92,599
– subordinated liabilities and preferred securities	—	—	—	—	—	1,971	3,675	3,990	9,636
– other	9,374	3,778	1,769	1,151	1,037	1,082	1,270	5,625	25,086
Derivatives	284,412	73	18	46	57	171	849	136	285,762
Debt securities in issue	4,514	7,400	7,476	4,745	3,585	9,198	19,240	21,991	78,149
– covered bonds	—	—	—	—	—	—	601	—	601
– otherwise secured	705	28	40	38	36	124	656	1,346	2,973
– unsecured	3,809	7,372	7,436	4,707	3,549	9,074	17,983	20,645	74,575
Liabilities of disposal groups held for sale[3]	76,928	4,342	5,374	6,599	8,606	2,343	8,653	1,479	114,324
Accruals and other financial liabilities	104,295	9,576	4,776	967	1,564	1,028	2,016	1,725	125,947
Subordinated liabilities	—	—	11	160	—	—	1,689	20,430	22,290
Total financial liabilities at 31 Dec 2022	2,160,741	131,728	76,405	31,557	37,326	39,567	85,712	79,533	2,642,569
Non-financial liabilities	—	—	—	—	—	—	—	121,520	121,520
Total liabilities at 31 Dec 2022	2,160,741	131,728	76,405	31,557	37,326	39,567	85,712	201,053	2,764,089
Off-balance sheet commitments given
Loan and other credit-related commitments	825,781	184	75	59	210	242	975	328	827,854
– personal	242,953	2	3	—	110	199	811	300	244,378
– corporate and commercial	449,843	176	72	59	84	43	163	28	450,468
– financial	132,985	6	—	—	16	—	1	—	133,008
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.
2Unallocated impairment losses in relation to disposal groups of $2.0bn (2022: $2.4bn) and non-financial assets of $0.9bn (2022: $1bn) that are presented within assets held for sale on the balance sheet have been included within non-financial assets in the table above.
3A total of $0.4bn (2022: $0.3bn) of non-financial liabilities that are presented within liabilities of disposal groups held for sale on the balance sheet have been included within non-financial liabilities in the table above.
HSBC Holdings

Maturity analysis of assets, liabilities and off-balance sheet commitments
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	7,029	—	—	—	—	—	—	—	7,029
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	—	—	—	—	—	3,815	26,284	29,780	59,879
Derivatives	2,217	—	—	—	—	18	675	434	3,344
Loans and advances to HSBC undertakings	—	—	120	—	—	1,016	6,783	19,435	27,354
Financial investments	10,365	6,017	898	750	757	771	—	—	19,558
Accrued income and other financial assets	3,511	860	254	229	5	—	—	—	4,859
Total financial assets at 31 Dec 2023	23,122	6,877	1,272	979	762	5,620	33,742	49,649	122,023
Non-financial assets	—	—	—	—	—	—	—	163,146	163,146
Total assets at 31 Dec 2023	23,122	6,877	1,272	979	762	5,620	33,742	212,795	285,169
Financial liabilities
Amounts owed to HSBC undertakings	—	168	—	—	—	—	—	—	168
Financial liabilities designated at fair value	—	—	—	—	—	5,287	19,604	18,747	43,638
– debt securities in issue	—	—	—	—	—	3,816	16,175	15,198	35,189
– subordinated liabilities and preferred securities	—	—	—	—	—	1,471	3,429	3,549	8,449
Derivatives	2,452	209	7	59	75	558	1,318	1,412	6,090
Debt securities in issue	—	—	816	2,158	—	4,920	33,735	23,610	65,239
Accruals and other financial liabilities	1,437	1,599	1,049	127	34	—	—	23	4,269
Subordinated liabilities	—	1,987	—	—	—	1,600	880	19,972	24,439
Total financial liabilities 31 Dec 2023	3,889	3,963	1,872	2,344	109	12,365	55,537	63,764	143,843
Non-financial liabilities	—	—	—	—	—	—	—	20	20
Total liabilities at 31 Dec 2023	3,889	3,963	1,872	2,344	109	12,365	55,537	63,784	143,863

Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	3,210	—	—	—	—	—	—	—	3,210
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	—	—	—	—	—	9,007	16,230	27,085	52,322
Derivatives	2,889	—	—	—	—	—	796	116	3,801
Loans and advances to HSBC undertakings	—	2,163	240	—	—	2,035	4,414	17,913	26,765
Financial investments	1,517	2,712	8,870	1,020	2,194	3,153	—	—	19,466
Accrued income and other financial assets	68	4,147	179	90	4	—	14	—	4,502
Total financial assets at 31 Dec 2022	7,684	9,022	9,289	1,110	2,198	14,195	21,454	45,114	110,066
Non-financial assets	—	—	—	—	—	—	—	171,035	171,035
Total assets at 31 Dec 2022	7,684	9,022	9,289	1,110	2,198	14,195	21,454	216,149	281,101
Financial liabilities
Amounts owed to HSBC undertakings	48	266	—	—	—	—	—	—	314
Financial liabilities designated at fair value	—	—	—	—	—	1,447	16,459	14,217	32,123
– debt securities in issue	—	—	—	—	—	1,447	12,784	11,192	25,423
– subordinated liabilities and preferred securities	—	—	—	—	—	—	3,675	3,025	6,700
Derivatives	2,540	—	35	—	102	460	1,638	2,147	6,922
Debt securities in issue	—	—	1,972	448	714	11,046	25,380	27,378	66,938
Accruals and other financial liabilities	722	450	648	61	35	—	14	31	1,961
Subordinated liabilities	—	—	—	—	—	1,941	1,492	16,294	19,727
Total financial liabilities at 31 Dec 2022	3,310	716	2,655	509	851	14,894	44,983	60,067	127,985
Non-financial liabilities	—	—	—	—	—	—	—	8	8
Total liabilities at 31 Dec 2022	3,310	716	2,655	509	851	14,894	44,983	60,075	127,993
Contractual maturity of financial liabilities
The following table shows, on an undiscounted basis, all cash flows relating to principal and future coupon payments (except for trading liabilities and derivatives not treated as hedging derivatives). For this reason, balances in the following table do not agree directly with those in our consolidated balance sheet. Undiscounted cash flows payable in relation to hedging derivative liabilities are classified according to their contractual maturities. Trading liabilities and derivatives not treated as hedging derivatives are included in the ‘Due not more than 1 month’ time bucket and not by contractual maturity.
In addition, loan and other credit-related commitments and financial guarantees are generally not recognised on our balance sheet. The undiscounted cash flows potentially payable under loan and other credit-related commitments and financial guarantees are classified on the basis of the earliest date they can be called.

Cash flows payable by HSBC under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Deposits by banks	52,938	2,898	3,304	17,123	362	76,625
Customer accounts	1,345,006	141,348	119,660	13,423	109	1,619,546
Repurchase agreements – non-trading	159,264	10,457	2,996	1	—	172,718
Trading liabilities	73,150	—	—	—	—	73,150
Financial liabilities designated at fair value	22,262	9,156	26,033	63,960	44,886	166,297
Derivatives	232,598	609	1,295	2,445	2,910	239,857
Debt securities in issue	6,837	7,407	24,117	43,513	27,119	108,993
Subordinated liabilities	39	135	1,465	9,020	34,920	45,579
Other financial liabilities[1]	149,904	9,752	5,943	2,555	2,109	170,263
	2,041,998	181,762	184,813	152,040	112,415	2,673,028
Loan and other credit-related commitments	895,156	95	371	1,437	91	897,150
Financial guarantees[2]	16,966	4	39	—	—	17,009
At 31 Dec 2023	2,954,120	181,861	185,223	153,477	112,506	3,587,187
Proportion of cash flows payable in period	83%	5%	5%	4%	3%

Deposits by banks	47,082	406	4,024	16,050	359	67,921
Customer accounts	1,387,125	96,474	80,608	9,961	346	1,574,514
Repurchase agreements – non-trading	121,328	3,852	1,535	1,268	—	127,983
Trading liabilities	72,353	—	—	—	—	72,353
Financial liabilities designated at fair value	16,687	7,859	18,740	63,606	43,475	150,367
Derivatives	283,512	171	1,181	2,222	1,059	288,145
Debt securities in issue	4,329	8,217	17,522	34,283	26,428	90,779
Subordinated liabilities	37	168	1,395	7,321	32,946	41,867
Other financial liabilities[1]	153,597	8,670	5,994	3,230	1,704	173,195
	2,086,050	125,817	130,999	137,941	106,317	2,587,124
Loan and other credit-related commitments	825,781	184	344	1,217	328	827,854
Financial guarantees[2]	18,696	25	62	—	—	18,783
At 31 Dec 2022	2,930,527	126,026	131,405	139,158	106,645	3,433,761
Proportion of cash flows payable in period	85%	4%	4%	4%	3%
1Excludes financial liabilities of disposal groups.
2Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
HSBC Holdings
HSBC Holdings’ primary sources of liquidity are dividends received from subsidiaries, interest on and repayment of intra-Group loans and securities, and interest earned on its own liquid funds. HSBC Holdings also raises funds in the debt capital markets to meet the Group’s minimum requirement for own funds and eligible liabilities and maintain an appropriate liquidity buffer. HSBC Holdings uses this liquidity to meet its obligations, including interest and principal repayments on external debt liabilities, operating expenses and collateral on derivative transactions.
HSBC Holdings is also subject to contingent liquidity risk by virtue of credit-related commitments and guarantees and similar contracts issued relating to its subsidiaries. Such commitments and guarantees are only issued after due consideration of HSBC Holdings’ ability to finance the commitments and guarantees and the likelihood of the need arising.
HSBC Holdings actively manages the cash flows from its subsidiaries to optimise the amount of cash held at the holding company level. During
2023, consistent with the Group’s capital plan, the Group’s material subsidiaries did not experience any significant restrictions on paying dividends or repaying loans and advances. Also, there are no foreseen restrictions envisaged with regard to planned dividends or payments from material subsidiaries. However, the ability of subsidiaries to pay dividends or advance monies to HSBC Holdings depends on, among other things, their respective local regulatory capital and banking requirements, exchange controls, statutory reserves, and financial and operating performance.
HSBC Holdings currently has sufficient liquidity to meet its present and forecast requirements. Liquidity risk in HSBC Holdings is overseen by
Holdings ALCO.
The following table shows, on an undiscounted basis, all cash flows relating to principal and future coupon payments (except for trading liabilities and derivatives not treated as hedging derivatives). For this reason, balances in the following table do not agree directly with those in
HSBC Holdings balance sheet. Undiscounted cash flows payable in relation to hedging derivative liabilities are classified according to their contractual maturities. Trading liabilities and derivatives not treated as hedging derivatives are included in the ‘Due not more than 1 month’ time bucket and not by contractual maturity.
In addition, loan and other credit-related commitments and financial guarantees are generally not recognised on our balance sheet. The undiscounted cash flows potentially payable under loan and other credit-related commitments and financial guarantees are classified on the basis of the earliest date they can be called.

Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Amounts owed to HSBC undertakings	—	168	—	—	—	168
Financial liabilities designated at fair value	23	405	1,437	31,050	25,610	58,525
Derivatives	1,244	556	1,651	2,227	726	6,404
Debt securities in issue	—	680	4,787	46,909	27,745	80,121
Subordinated liabilities	46	2,163	1,360	8,239	30,862	42,670
Other financial liabilities	1,436	1,620	1,210	—	23	4,289
	2,749	5,592	10,445	88,425	84,966	192,177
Loan commitments	—	—	—	—	—	—
Financial guarantees[1]	—	—	—	—	—	—
At 31 Dec 2023	2,749	5,592	10,445	88,425	84,966	192,177

Amounts owed to HSBC undertakings	48	266	—	—	—	314
Financial liabilities designated at fair value	11	72	1,139	22,921	19,196	43,339
Derivatives	1,182	177	1,089	4,231	1,321	8,000
Debt securities in issue	—	544	4,899	44,608	32,540	82,591
Subordinated liabilities	46	161	1,068	8,262	27,045	36,582
Other financial liabilities	721	458	745	14	31	1,969
	2,008	1,678	8,940	80,036	80,133	172,795
Loan commitments	—	—	—	—	—	—
Financial guarantees[1]	—	—	—	—	—	—
At 31 Dec 2022	2,008	1,678	8,940	80,036	80,133	172,795
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied. Prior period comparatives have been restated. Refer to footnote 1 in Note 34.

31	Offsetting of financial assets and financial liabilities
In the offsetting of financial assets and financial liabilities, the net amount is reported in the balance sheet when the offset criteria are met. This is achieved when there is a legally enforceable right to offset the recognised amounts and there is either an intention to settle on a net basis, or realise the asset and settle the liability simultaneously.
In the following table, the ‘Amounts not set off in the balance sheet’ include transactions where:
–the counterparty has an offsetting exposure with HSBC and a master netting or similar arrangement is in place with a right to set off only in the event of default, insolvency or bankruptcy, or the offset criteria are otherwise not satisfied; and
–cash and non-cash collateral (debt securities and equities) has been received/pledged for derivatives and reverse repurchase/repurchase, stock borrowing/lending and similar agreements to cover net exposure in the event of a default or other predetermined events.
The effect of over-collateralisation is excluded.
‘Amounts not subject to enforceable netting agreements’ include contracts executed in jurisdictions where the rights of offset may not be upheld under the local bankruptcy laws, and transactions where a legal opinion evidencing enforceability of the right of offset may not have been sought, or may have been unable to obtain.
For risk management purposes, the net amounts of loans and advances to customers are subject to limits, which are monitored and the relevant customer agreements are subject to review and updated, as necessary, to ensure the legal right to set off remains appropriate.

Offsetting of financial assets and financial liabilities
	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[1]	Total
			Amounts not set off in the balance sheet
	Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments, including non-cash collateral	Cash collateral	Net amount
	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Derivatives (Note 15)[2]	341,473	(116,486)	224,987	(198,743)	(22,926)	3,318	4,727	229,714
Reverse repos, stock borrowing and similar agreements classified as:[3]
– trading assets	29,152	(602)	28,550	(28,513)	(34)	3	2,633	31,183
– non-trading assets	365,922	(135,210)	230,712	(230,240)	(80)	392	21,653	252,365
Loans and advances to customers[4]	34,173	(15,792)	18,381	(15,613)	(93)	2,675	2	18,383
At 31 Dec 2023	770,720	(268,090)	502,630	(473,109)	(23,133)	6,388	29,015	531,645

Derivatives (Note 15)[2]	419,020	(140,987)	278,033	(236,372)	(36,486)	5,175	6,126	284,159
Reverse repos, stock borrowing and similar agreements classified as:[3]
– trading assets	24,370	(236)	24,134	(24,105)	(29)	—	1,369	25,503
– non-trading assets	335,193	(102,888)	232,305	(231,432)	(449)	424	21,689	253,994
Loans and advances to customers[4]	28,336	(12,384)	15,952	(13,166)	—	2,786	267	16,219
At 31 Dec 2022[6]	806,919	(256,495)	550,424	(505,075)	(36,964)	8,385	29,451	579,875

Financial liabilities
Derivatives (Note 15)[2]	344,799	(116,486)	228,313	(198,640)	(23,748)	5,925	6,459	234,772
Repos, stock lending and similar agreements classified as:[3]
– trading liabilities	15,686	(172)	15,514	(15,453)	—	61	6	15,520
– non-trading liabilities	270,493	(135,640)	134,853	(134,095)	(669)	89	37,247	172,100
Customer accounts[6]	42,522	(15,792)	26,730	(15,613)	(93)	11,024	13	26,743
At 31 Dec 2023	673,500	(268,090)	405,410	(363,801)	(24,510)	17,099	43,725	449,135

Derivatives (Note 15)[2]	419,992	(140,987)	279,005	(239,234)	(29,276)	10,495	6,757	285,762
Repos, stock lending and similar agreements classified as:[3]
– trading liabilities	20,026	(236)	19,790	(19,790)	—	—	5	19,795
– non-trading liabilities	206,827	(102,888)	103,939	(103,296)	(249)	394	23,809	127,748
Customer accounts[6]	37,164	(12,384)	24,780	(13,166)	—	11,614	14	24,794
At 31 Dec 2022[6]	684,009	(256,495)	427,514	(375,486)	(29,525)	22,503	30,585	458,099
1These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.
2  At 31 December 2023, the amount of cash margin received that had been offset against the gross derivatives assets was $5,105m (2022 $8,357m).
The amount of cash margin paid that had been offset against the gross derivatives liabilities was $7,142m (2022: $10,918m).
3For the amount of repos, reverse repos, stock lending, stock borrowing and similar agreements recognised on the balance sheet within ‘Trading assets’ of $31,183m (2022: $25,503m) and ‘Trading liabilities’ of $15,520m (2022: $19,795m), see the ‘Funding sources and uses’ table on page 247.
4At 31 December 2023, the total amount of ‘Loans and advances to customers’ was $938,535m (2022: $923,561m), of which $18,381m (2022:
$15,952m) was subject to offsetting.
5From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data.
6At 31 December 2023, the total amount of ‘Customer accounts’ was $1,611,647m (2022: $1,570,303m), of which $26,730m (2022: $24,780m) was subject to offsetting.

32	Interest rate benchmark reform

	Financial instruments yet to transition to alternative benchmarks, by main benchmark
	USD Libor	GBP Libor[3]	JPY Libor	CDOR	TIIE	Others[1]
At 31 Dec 2023	$m	$m	$m	$m	$m	$m
Non-derivative financial assets[2]	2,644	45	—	2,132	3,961	1,941
Non-derivative financial liabilities	905	2,054	558	181	1,323	9
Derivative notional contract amount	12,013	—	—	134,636	32,836	11,821

At 31 Dec 2022
Non-derivative financial assets[2]	54,348	304	—	1,695	3,635	4,144
Non-derivative financial liabilities	25,564	1,804	1,179	176	—	—
Derivative notional contract amount	2,348,412	68	—	119,832	17,698	56,759
1Comprises financial instruments referencing other significant benchmark rates yet to transition to alternative benchmarks (euro Libor, SOR, THBFIX,
MIFOR, Sibor and Johannesburg interbank average rate (‘JIBAR’)). An announcement was made by the South African regulator during the first half of
2023 on the cessation of the JIBAR. Therefore, JIBAR is also included in ‘Others‘ during the current period.
2Gross carrying amount excluding allowances for expected credit losses.
3 Non-derivative assets exposure relates to contracts for clients requiring additional time for loan restructuring or repayment. The limited number of remaining contracts are expected to be transitioned prior to cessation of ‘synthetic’ GBP Libor from 31 March 2024. Non-derivative financial liabilities relate to MREL instruments that include references to GBP Libor in their contractual terms but are currently using a fixed interest rate. HSBC remains committed to seeking to remediate and/or mitigate the risks associated with these contracts by the relevant interest rate calculation dates.
The amounts in the above table relate to HSBC’s main operating entities where HSBC has material exposures impacted by Ibor reform, including in the UK, Hong Kong, France, the US, Mexico, Canada, Singapore, the UAE, Bermuda, Australia, Qatar, Germany, Thailand, India and
Japan. The amounts provide an indication of the extent of the Group’s exposure to the Ibor benchmarks that are due to be replaced. Amounts are in respect of financial instruments that:
–contractually reference an interest rate benchmark that is planned to transition to an alternative benchmark;
–have a contractual maturity date beyond the date by which the reference interest rate benchmark is expected to cease; and
–are recognised on HSBC’s consolidated balance sheet.